Notes Payable	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011
Notes Payables Disclosures [Abstract]
Notes Payable [Text Block]
7.	Notes Payable

At January 31, 2012 and October 31, 2011, notes payable to an officer and to stockholders consisted of the following:

	January 31,	October 31,
	2012	2011
Unsecured convertible note payable to major stockholder; principal and interest at 6% due on March 10,2010.	$64,000	$64,000

Unsecured convertible note payable to major stockholder; principal and interest at 6% due on October 15, 2010.	30,000	30,000

Unsecured convertible notes payable to officers/directors of the Company; principal and interest at 6% due on April 9, 2011.	250,000	250,000

Unsecured notes payable to officers/directors of the Company; principal and interest at 6% due on demand.	74,000	74,000

Unsecured convertible note payable to various stockholders (including $20,000 to major stockholder); principal and interest at 6% due between November 27, 2010 and March 12, 2012.	169,480	147,000
	587,480	565,000

Less current maturities	587,480	565,000

Long term portion of notes payable	$—	$—

With the exception of $74,000 in notes payable to officers and directors, which are payable on demand, and a note for $59,980 which is due in full on March 12, 2012, all of the above notes payable are past due. The Company is currently negotiating with the holders of those notes to either extend the maturity date or convert the note into shares of common stock.

6.	Notes Payable to an Officer and Stockholders

At October 31, 2011 and 2010, notes payable to an officer and to stockholders consisted of the following:

	2011	2010
Unsecured convertible note payable to major stockholder; principal and interest at 6% due on March 10,2010.	$64,000	$64,000

Unsecured convertible note payable to major stockholder; principal and interest at 6% due on October 15, 2010.	$30,000	$30,000

Unsecured convertible notes payable to officers/directors of the Company; principal and interest at 6% due on April 9, 2011.	$250,000	$250,000

Unsecured notes payable to officers/directors of the Company; principal and interest at 6% due on demand.	$74,000	$70,000

Unsecured convertible note payable to various stockholders (including $20,000 to major stockholder); principal and interest at 6% due between November 27, 2010 and April 20, 2011.	$147,000	$282,000
	565,000	696,000
Less current maturities	$565,000	$696,000

Long term portion of notes payable	$—	$—

With the exception of $74,000 in notes payable to officers and directors, which are payable on demand, all of the above notes payable are past due. The Company is currently negotiating with the holders of those notes to either extend the maturity date or convert the note into shares of common stock.